Income Taxes - Schedule of Loss Reconciliation to Estimated Taxable Income (Details) (10 K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Book loss	$ (192,804)		$ (297,519)	$ (4,515)
Tax adjustments: None
Estimate of taxable income			$ (297,519)	$ (4,515)